Equity - Additional Information (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concession Financial and Sector Assets and Liabilities
Share capital	R$ 14,309	R$ 14,309
Issuance of shares	2,861,781,895	2,861,781,895
Maximum increase in share capital	10.00%
Percentage of net income corresponds to reserve constitution	5.00%
Net profit share	R$ 953
Unrealized profit reserve	R$ 835
Income tax rate	75.00%
Incentive tax reserve benefit period	10 years
Incentive tax reserve benefit renewed period	10 years
Incentives tax reserve	R$ 79	R$ 114
Common Shares [Member]
Concession Financial and Sector Assets and Liabilities
Issuance of shares	956,601,911	956,601,911
Preference shares [member]
Concession Financial and Sector Assets and Liabilities
Issuance of shares	1,905,179,984	1,905,179,984
Ordinary shares [member]
Concession Financial and Sector Assets and Liabilities
Nominal Value	R$ 5	R$ 5